Commitments and Contingencies - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2015
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	$ 12,233	$ 9,937
Letters of credit outstanding	99	103
The Manufacturers Life Insurance Company [Member]
Disclosure of commitments and contingencies [line items]
Subordinate guaranteed issued			$ 1,000
The Manufacturers Life Insurance Company [Member] | Subordinated debentures due on December 15, 2041 [Member]
Disclosure of commitments and contingencies [line items]
Guaranteed payment of amounts on subordinated debenture	650
Mature in 30 Days [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	957	638
Less than 1 year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	3,205	2,634
Mature after One year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	$ 8,071	$ 6,665